Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,026,245	$ 1,311,846
Accounts receivable, net	41,362,705	31,184,779
Amounts due from related parties	346,517	391,919
Inventories	768,216	768,762
Contract costs	2,012,309	1,669,519
Deferred offering costs	1,330,902
Advance to suppliers	1,115,672	90,350
Prepaid expenses and other current assets, net	460,854	388,848
Total current assets	48,423,420	35,806,023
Non-current assets:
Property and equipment, net	219,470	207,989
Intangible assets, net	637,114	798,459
Long-term investment	2,852,492	335,448
Right of use assets	865,399	1,194,859
Deferred tax assets, net	3,888,574	4,906,287
Prepaid expenses and other, non-current assets	3,697,675	3,941,346
Total non-current assets	12,160,724	11,384,388
TOTAL ASSETS	60,584,144	47,190,411
Commitments and Contingencies
Current liabilities:
Short-term borrowings	18,784,459	9,117,158
Accounts payable	9,180,532	5,581,879
Amount due to related parties-current	896,431	1,558,642
Deferred revenue	2,553,808	2,953,238
Convertible loans	3,754,269	5,717,737
Accrued expenses and other current liabilities	17,006,713	10,316,432
Lease liabilities, current	435,462	800,658
Income tax payable		17,904
Total current liabilities	52,611,674	36,063,648
Non-current liabilities:
Amount due to related parties-non current	8,581,743	8,905,313
Accrued liabilities, non-current	8,073,912	5,157,971
Lease liabilities, non-current	300,974	446,140
Total non-current liabilities	16,956,629	14,509,424
TOTAL LIABILITIES	69,568,303	50,573,072
Shareholders’ deficit
Ordinary shares (par value of $0.00005 per share; 1,000,000,000 shares authorized as of December 31, 2021 and December 31, 2022, respectively; 22,115,592 shares issued and outstanding as of December 31,2021 and December 31, 2022, respectively)	1,106	1,106
Additional paid-in capital	75,621,294	75,621,294
Statutory reserve	237,486	237,486
Accumulated deficit	(78,483,156)	(72,584,621)
Accumulated other comprehensive loss	(3,262,666)	(3,464,423)
XIAO-I CORPORATION shareholders’ deficit	(5,885,936)	(189,158)
Non-controlling interests	(3,098,223)	(3,193,503)
Total shareholders’ deficit	(8,984,159)	(3,382,661)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 60,584,144	$ 47,190,411